Revenue (Performance Obligation) (Details) $ in Billions	Dec. 31, 2020 USD ($)
Revenue from Contract with Customer [Abstract]
Revenue, remaining performance obligation	$ 12.0
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, remaining performance obligation, expected to be satisfied, percentage	32.00%
Revenue, remaining performance obligation, expected timing of satisfaction (year)	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, remaining performance obligation, expected to be satisfied, percentage	33.00%
Revenue, remaining performance obligation, expected timing of satisfaction (year)	4 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, remaining performance obligation, expected to be satisfied, percentage	35.00%
Revenue, remaining performance obligation, expected timing of satisfaction (year)